Financial risk management activities (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments
The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 30 June 2023.

	Fair value	Carrying value	Fair value	Carrying value
	As at Jun	As at Jun	As at Dec	As at Dec
Financial instrument	2023	2023	2022	2022	Valuation method	Significant inputs	Fair value hierarchy of inputs
	Unaudited		Audited
At fair value through profit and loss
Deferred compensation asset (1)	12	12	12	12	Probability weighted discounted cash flow
$260 per ounce payable on all underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and TauTona mines) in excess of 250,000 ounces per annum for 6 years commencing 1 January 2021, following the disposal of these operations to Harmony Gold Company Limited (Harmony).
							Level 3
Derivative financial asset - gold zero cost collar contracts (2)	3	3	—	—	Black-Scholes-Merton option pricing model	Forward and spot prices, the outstanding number of ounces of gold on open contracts, risk free rates and volatilities.	Level 2
Derivative financial liability - crude oil forward contracts (3)	7	7	6	6	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding barrels of oil on open contracts, risk free rates and volatilities.	Level 2
At fair value through other comprehensive income
Listed equity investments	—	—	2	2			Level 1
At amortised cost
Borrowings - Rated bonds	1,569	1,736	1,578	1,735
Borrowings - Revolving Credit Facilities	177	177	248	248

(1) Included in the statement of financial position in non-current trade, other receivables and other assets.
(2) Included in the statement of financial position in current trade, other receivables and other assets.
(3) Included in the statement of financial position in current trade, other payables and provisions.
A reconciliation of the deferred compensation asset included in the statement of financial position is set out in the following table:

	As at	As at
	Jun	Dec
	2023	2022
US Dollar million	Unaudited	Audited
Opening balance	12	25
Unwinding of the deferred compensation asset	—	1
Changes in estimates - fair value adjustments (1)	1	(13)
Translation	(1)	(1)
Closing balance	12	12

(1) Included in the income statement in foreign exchange and fair value adjustments

Sensitivity analysis
A reasonably possible change in the number of ounces used in the weighted probability calculation would not have a material impact on the fair value of the deferred compensation asset.